STOCKHOLDERS' DEFICIT (Narrative) (Options) (Details) - USD ($)	1 Months Ended														12 Months Ended
	Jun. 30, 2015	May. 30, 2015	Jan. 23, 2015	Dec. 31, 2014	Aug. 31, 2014	Jul. 31, 2014	Mar. 31, 2014	Feb. 28, 2014	Dec. 31, 2013	Oct. 31, 2013	Sep. 30, 2013	Aug. 31, 2013	Jul. 31, 2013	Nov. 30, 2012	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2008	Jan. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation expense															$ 1,024,895	$ 1,682,833
Unrecognized compensation expense	$ 239,796														$ 239,796
Shares authorized													400,000				15,000,000	4,500,000	3,500,000	1,500,000
Cash received from stock options exercised																$ 18,200
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term															10 years
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense										$ 54,285
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised options													20,000
Cash received from stock options exercised													$ 18,200
Exercise price													$ 0.91
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted															84,500	1,425,000
Options granted, exercise price															$ 0.59	$ 1.34
Equity compensation expense															$ 891,515	$ 1,680,358
Cancelled options
Cancelled options, exercise price
Volatility, minimum															79.66%	89.98%
Volatility, maximum															98.15%	91.94%
Exercised options
Exercise price
Options exercisable, exercise price	$ 0.94														$ 0.94	$ 0.93
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term															2 years	2 years 6 months
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term															10 years	6 years 6 months
Stock Options [Member] | Father of CEO and CTO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted													25,000
Options granted, exercise price													$ 1.30
Vesting period													3 years
Fair value of options													$ 25,272
Volatility													91.72%
Expected term													1 year 6 months
Discount rate													2.61%
Term													10 years
Stock Options [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted													250,000
Options granted, exercise price													$ 1.30
Volatility													93.11%
Expected term													6 years 6 months
Discount rate													2.62%
Term													10 years
Equity compensation expense													$ 63,180
Terms of Award
vest 50% upon the market value of the Company's common stock trading at or greater than $2.00 per share for any 10 day period out of a 30 day trading period and the other 50% vesting upon the market value of the Company's common stock trading at or greater than $3.00 per share for any 10 day period out of a 30 day trading period

Stock Options [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted													250,000
Options granted, exercise price													$ 1.30
Volatility													93.11%
Expected term													6 years 6 months
Discount rate													2.62%
Term													10 years
Equity compensation expense													$ 63,180
Terms of Award													vest 50% upon the market value of the Company’s common stock trading at or greater than $2.00 per share for any 10 day period out of a 30 day trading period and the other 50% vesting upon the market value of the Company’s common stock trading at or greater than $3.00 per share for any 10 day period out of a 30 day trading period
Stock Options [Member] | Chief Technology Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted													250,000
Options granted, exercise price													$ 1.30
Volatility													93.11%
Expected term													6 years 6 months
Discount rate													2.62%
Term													10 years
Equity compensation expense													$ 63,180
Terms of Award													vest 50% upon the market value of the Company’s common stock trading at or greater than $2.00 per share for any 10 day period out of a 30 day trading period and the other 50% vesting upon the market value of the Company’s common stock trading at or greater than $3.00 per share for any 10 day period out of a 30 day trading period
Stock Options [Member] | New Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted													100,000
Unrecognized compensation expense													$ 80,413
Stock Options [Member] | New Employee [Member] | Equity Transaction One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted													50,000
Options granted, exercise price													$ 1.25
Vesting period													3 years
Volatility													91.61%
Expected term													4 years
Discount rate													1.14%
Term													5 years
Percentage of shares immediately vested													25.00%
Stock Options [Member] | New Employee [Member] | Equity Transaction Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted													50,000
Options granted, exercise price													$ 1.75
Vesting period													3 years
Volatility													91.61%
Expected term													4 years
Discount rate													1.14%
Term													5 years
Percentage of shares immediately vested													25.00%
Stock Options [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		62,500		20,000				5,000	90,500		100,000
Options granted, exercise price		$ 0.70		$ 0.23				$ 0.77	$ 0.72		$ 1.30
Fair value of options		$ 24,590		$ 31,145				$ 2,044	$ 34,610		$ 69,452
Volatility		97.15%		87.78%					90.96%		91.72%
Expected term		2 years 6 months						2 years 6 months	2 years 6 months		2 years 6 months
Discount rate		0.82%		1.31%				0.55%	0.55%		0.45%
Term		5 years		5 years					5 years		5 years
Percentage of shares immediately vested				25.00%
Terms of Award				P
Volatility, minimum								90.968%
Volatility, maximum								90.96%
Stock Options [Member] | Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted											15,000		50,000
Options granted, exercise price											$ 1.01		$ 1.30
Volatility											91.60%		93.11%
Expected term											5 years		6 years 6 months
Discount rate											1.62%		2.67%
Term											10 years		10 years
Unrecognized compensation expense											$ 10,702
Stock Options [Member] | Director [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	30,000									60,000
Options granted, exercise price	$ 0.76									$ 1.17
Vesting period	3 years									3 years
Volatility	97.97%									91.94%
Expected term	6 years 6 months									6 years 6 months
Discount rate	2.03%									1.89%
Term	10 years									10 years
Unrecognized compensation expense	$ 18,283														$ 18,283
Stock Options [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted													370,000
Options granted, exercise price													$ 0.99
Vesting period													1 year
Volatility													91.60%
Expected term													5 years 6 months
Discount rate													1.52%
Term													10 years
Unrecognized compensation expense													$ 266,985
Stock Options [Member] | Directors [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						470,000
Options granted, exercise price						$ 0.73
Vesting period						1 year
Volatility						88.55%
Expected term						5 years 6 months
Discount rate						1.79%
Term						10 years
Unrecognized compensation expense						$ 245,441
Stock Options [Member] | Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted							5,000			20,000
Options granted, exercise price							$ 0.85			$ 1.18
Fair value of options							$ 2,962			$ 16,670
Volatility							89.96%			91.94%
Expected term							5 years			5 years
Discount rate							1.76%			1.38%
Term							5 years			5 years
Stock Options [Member] | Two Summer Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted					1,000
Options granted, exercise price					$ 0.66
Fair value of options					$ 682
Volatility					87.99%
Expected term					2 years 6 months
Discount rate					0.63%
Term					5 years
Stock Options [Member] | Audit Committee Chairman [Member] | Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted			10,000
Options granted, exercise price			$ 0.27
Vesting period			3 years
Fair value of options			$ 1,974
Volatility			84.16%
Expected term			6 years 6 months
Discount rate			1.61%
Term			10 years
Stock Appreciation Rights (SARs) [Member] | Chief Financial Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, exercise price														$ 0.45
Immediately vested shares														200,000
Term														10 years
Vested shares upon generating $3,000,000 in revenue in any 12-month period														200,000
Vested shares upon generating $5,000,000 in revenue in any 12-month period														200,000
Vested shares upon generating $6,000,000 in revenue in any 12-month period														200,000
Stock Appreciation Rights (SARs) [Member] | Chief Executive Officer, Chief Technology Officer, Chief Financial Officer and Former President [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Immediately vested shares														800,000
Vested shares upon generating $3,000,000 in revenue in any 12-month period														170,000
Vested shares upon generating $5,000,000 in revenue in any 12-month period														190,000
Vested shares upon generating $6,000,000 in revenue in any 12-month period														200,000
Cancelled options														250,000
Stock Appreciation Rights (SARs) [Member] | New Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted												150,000
Options granted, exercise price												$ 1.52
Immediately vested shares												50,000
Volatility												91.91%
Expected term												4 years
Discount rate												1.97%
Term												5 years
Vested shares upon generating $3,000,000 in revenue in any 12-month period												33,334
Vested shares upon generating $5,000,000 in revenue in any 12-month period												33,333
Vested shares upon generating $6,000,000 in revenue in any 12-month period												33,333
Unrecognized compensation expense, period for recognition												2 years
Unrecognized compensation expense												$ 176,413